OVERVIEW AND BASIS OF PRESENTATION (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
EmployeesSellingAndAdminstrativeMember
Compensation Expenses	$ 115,634	$ 27,059	$ 118,224	$ 71,918
EmployeesResearchAndDevelopmentMember
Compensation Expenses	40,866	19,388	82,412	37,754
DirectorSellingAndAdminstrativeMember
Compensation Expenses	493,047	(404)	567,415	2,692
ConsultantsSellingAndAdminstrativeMember
Compensation Expenses	79,987		79,987
ShareBasedCompensationTotalMember
Compensation Expenses	$ 729,534	$ 46,043	$ 848,038	$ 112,364